united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

EQUINOX IPM SYSTEMATIC MACRO FUND

CLASS I SHARES: EQIPX

SEMI-ANNUAL REPORT

DECEMBER 31, 2015

1-888-643-3431

WWW.EQUINOXFUNDS.COM

DISTRIBUTED BY NORTHERN LIGHTS DISTRIBUTORS, LLC

Equinox IPM Systematic Macro Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for the period ended December 31, 2015, as compared to its benchmark:

Start of Performance ** -
December 31, 2015
Equinox IPM Systematic Macro Fund
Class I	(1.10)%
S&P 500 Total Return Index ***	(0.15)%
HFRI Macro (Total) Index ^	(0.89)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. Per the fee table in the July 7, 2015 prospectus, the Fund’s total annual net operating expense ratio is 1.89%. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Start of performance is July 7, 2015.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

^	The HFRI Macro (Total) Index includes Investment Managers which trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. It is not possible to invest directly in an index.

Portfolio Composition	% of Net Assets
U.S. Treasury Notes	32.8%
U.S. Treasury Bills	33.1%
Other assets and liabilities - net +	34.1%
100.0%

+	Includes net unrealized depreciation on swap contract and futures contracts.

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Principal Amount		Coupon Rate %	Maturity Date	Fair Value
	U.S. TREASURY NOTES - 32.8%
$10,000,000	United States Treasury Note	0.3750	3/15/2016	$10,002,340
50,000,000	United States Treasury Note	0.6250	10/15/2016	49,953,100
20,000,000	United States Treasury Note	1.0000	9/30/2016	20,039,840
	(Total Cost - $80,163,911)			79,995,280

	SHORT-TERM INVESTMENTS - 33.1%
	U.S. TREASURY BILLS - 33.1%
30,000,000	United States Treasury Bill (a)	0.1900	4/28/2016	29,981,333
50,000,000	United States Treasury Bill (a)	0.2600	7/21/2016	49,927,070
700,000	United States Treasury Bill (a)	0.3100	9/15/2016	698,470
	(Total Cost - $80,606,873)			80,606,873

	TOTAL INVESTMENTS - 65.9% (Cost - $160,770,784) (b)			$160,602,153
	OTHER ASSETS AND LIABILITIES - NET - 34.1%			83,230,868
	TOTAL NET ASSETS - 100.0%			$243,833,021

(a)	Represents discount rate at the time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $160,770,784 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(168,631)
Net Unrealized Depreciation:	$(168,631)

Unrealized Depreciation
SWAP CONTRACT+

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the IPM Systematic Macro Trading Program of IPM Informed Portfolio Management AB (“IPM”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by IPM that include exchange traded futures and options in relation to equity, fixed income, interest rates, and currency asset classes traded on certain exchanges. Under the terms of the swap, the Fund’s Advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on July 8, 2015 and has a term of forty years therefrom unless earlier terminated. In addition, the swap provides for a fee of 0.35% to Deutsche Bank accrued on the notional level of the swap. (Notional Value $84,215,000)

Total Net Unrealized Depreciation on Swap Contract	$(1,946,591)

+	This investment is a holding of Equinox IPM Systematic Macro Fund LLC, a Delaware Limited Liability Company.

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

		Unrealized Appreciation
Contracts		(Depreciation)
	LONG FUTURES CONTRACTS
33	AEX Index (Amsterdam) January 2016
	(Underlying Face Amount at Fair Value $3,168,462)	$35,257
363	Brazilian Real Future February 2016
	(Underlying Face Amount at Fair Value $9,038,700)	79,380
106	CAC 40 10 Euro Future January 2016
	(Underlying Face Amount at Fair Value $5,342,114)	(206)
24	Dax Index March 2016
	(Underlying Face Amount at Fair Value $7,022,267)	78,921
293	Euro FX Currency Future March 2016
	(Underlying Face Amount at Fair Value $39,884,625)	(180,227)
44	FTSE/MIS Index Future March 2016
	(Underlying Face Amount at Fair Value $5,125,281)	30,631
60	IBEX-35 Index January 2016
	(Underlying Face Amount at Fair Value $6,210,195)	(17,341)
8	Japan 10 Year Future March 2016
	(Underlying Face Amount at Fair Value $9,991,200)	4,905
641	Japanese Yen Future March 2016
	(Underlying Face Amount at Fair Value $66,764,156)	668,095
14	Mexican Peso Future March 2016
	(Underlying Face Amount at Fair Value $404,600)	(3,200)
5	NOK/USD Norwegian Krone March 2016
	(Underlying Face Amount at Fair Value $11,286,000)	(11,500)
30	PLN USD Currency March 2016
	(Underlying Face Amount at Fair Value $76,200)	(24,366)
79	Russian Ruble Future March 2016
	(Underlying Face Amount at Fair Value $2,664,275)	(45,655)
16	SPI 200 March 2016
	(Underlying Face Amount at Fair Value $1,529,577)	12,293
390	Swiss Franc Future March 2016
	(Underlying Face Amount at Fair Value $48,906,000)	(453,929)
29	TRY USD Currency March 2016
	(Underlying Face Amount at Fair Value $4,872,000)	10,641
1,159	US 10 Year Future March 2016
	(Underlying Face Amount at Fair Value $145,925,054)	(643,491)
25	USD SGD Currency January 2016
	(Underlying Face Amount at Fair Value $883,750)	274
97	USD/CZK March 2016
	(Underlying Face Amount at Fair Value $9,680,600)	60,005
67	USD/HUF March 2016
	(Underlying Face Amount at Fair Value $6,706,700)	49,739
		(349,774)

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

		Unrealized Appreciation
Contracts		(Depreciation)
	SHORT FUTURES CONTRACTS
263	10 YR AUD Government Bond March 2016
	(Underlying Face Amount at Fair Value $6,726,768)	$105,589
232	Australian Dollar Future March 2016
	(Underlying Face Amount at Fair Value $16,857,120)	(230,838)
600	British Pound Future March 2016
	(Underlying Face Amount at Fair Value $55,252,500)	593,381
504	Canadian 10 Year Bond March 2016
	(Underlying Face Amount at Fair Value $51,150,960)	(55,752)
620	Canadian Dollar Future March 2016
	(Underlying Face Amount at Fair Value $44,844,600)	(416,636)
57	Euro-Bund Future March 2016
	(Underlying Face Amount at Fair Value $9,780,060)	54,260
97	FTSE 100 Index March 2016
	(Underlying Face Amount at Fair Value $8,863,580)	(230,623)
8	Hang Seng Index Future January 2016
	(Underlying Face Amount at Fair Value $1,130,810)	3,535
91	INR/USD January 2016
	(Underlying Face Amount at Fair Value $2,742,558)	(10,182)
127	KRW USD Currency January 2016
	(Underlying Face Amount at Fair Value $2,695,575)	(3,393)
25	Long Gilt Future March 2016
	(Underlying Face Amount at Fair Value $4,303,850)	36,400
74	OMXS30 Index January 2016
	(Underlying Face Amount at Fair Value $1,271,202)	(20,926)
20	S&P 500 Future March 2016
	(Underlying Face Amount at Fair Value $10,177,000)	(81,700)
1	S&P/TSX 60 IX Future March 2016
	(Underlying Face Amount at Fair Value $109,545)	1,878
2	Swedish 10yr March 2016
	(Underlying Face Amount at Fair Value $306,000)	363
161	Swedish Krona Future March 2016
	(Underlying Face Amount at Fair Value $38,185,980)	(340,160)
67	Swiss Mkt IX March 2016
	(Underlying Face Amount at Fair Value $5,853,966)	(138,581)
29	TOPIX Index Future March 2016
	(Underlying Face Amount at Fair Value $3,731,140)	(31,260)
15	USD ZAR Currency March 2016
	(Underlying Face Amount at Fair Value $23,539,500)	(572,075)
		(1,336,720)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	$(1,686,494)

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2015

ASSETS
Investment securities:
At cost	$160,770,784
At fair value	$160,602,153
Cash	44,239,911
Swap margin balance *	43,902,764
Deposits for future contracts **	29,204
Receivable for Fund shares sold	822,716
Interest receivable	128,544
Prepaid expenses	83,795
TOTAL ASSETS	249,809,087

LIABILITIES
Unrealized depreciation on swap contract	1,946,591
Unrealized depreciation on futures contracts	1,686,494
Due to broker - swap contract	1,744,199
Payable for fund shares redeemed	352,394
Advisory fee payable	187,050
Payable to related parties	30,821
Accrued expenses and other liabilities	28,517
TOTAL LIABILITIES	5,976,066
NET ASSETS	$243,833,021

Net Assets Consist Of:
Paid in capital	$249,686,058
Accumulated net investment loss	(336,327)
Accumulated net realized loss from investments, futures contracts and swap contract	(1,714,994)
Net unrealized depreciation of investments, futures contracts and swap contract	(3,801,716)
NET ASSETS	$243,833,021

Net Asset Value Per Share:
Class I Shares:
Net Assets	$243,833,021
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	24,661,786
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.89

*	Pledged as collateral for swap agreement.

**	Pledged as collateral for futures contracts.

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1%.

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended December 31, 2015* (Unaudited)

INVESTMENT INCOME
Interest	$81,242

EXPENSES
Investment advisory fees	767,080
Transfer agent fees	37,077
Legal fees	34,540
Accounting services fees	24,779
Administrative services fees	22,043
Audit fees	17,481
Registration fees	12,168
Compliance officer fees	11,525
Printing and postage expenses	7,239
Trustees fees and expenses	6,260
Non 12b-1 Shareholder Services Fees	3,925
Custodian fees	2,811
Insurance expense	411
Other expenses	6,291
TOTAL EXPENSES	953,630

Less: Fees waived by the Advisor	(536,061)

NET EXPENSES	417,569
NET INVESTMENT LOSS	(336,327)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Futures contracts	29,204
Swap contract	(1,744,198)
(1,714,994)
Net change in unrealized depreciation on:
Investments	(168,631)
Futures contracts	(1,686,494)
Swap contract	(1,946,591)
(3,801,716)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,516,710)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,853,037)

*	The Equinox IPM Systematic Macro Fund commenced operations on July 6, 2015.

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended
December 31, 2015
(Unaudited)(a)
FROM OPERATIONS
Net investment loss	$(336,327)
Net realized loss on investment transactions, futures contracts and swap contract	(1,714,994)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contract	(3,801,716)
Net decrease in net assets resulting from operations	(5,853,037)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	258,949,018
Payments for shares redeemed	(9,262,960)
Net increase in net assets from shares of beneficial interest	249,686,058

TOTAL INCREASE IN NET ASSETS	243,833,021

NET ASSETS
Beginning of Period	—
End of Period*	$243,833,021
* Includes accumulated net investment loss of:	$(336,327)

SHARE ACTIVITY
Class I:
Shares Sold	25,596,121
Shares Redeemed	(934,335)
Net increase in shares of beneficial interest outstanding	24,661,786

(a)	The Equinox IPM Systematic Macro Fund commenced operations on July 6, 2015.

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
For the Period Ended
December 31, 2015 (1)
(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)
Net realized and unrealized loss on investments, futures contracts and swap contract	(0.07)
Total from investment operations	(0.11)
Net asset value, end of period	$9.89
Total return (3)(4)	(1.10)%
Net assets, at end of period (000’s)	$243,833
Ratio of gross expenses to average net assets (5)(6)	2.15%
Ratio of net expenses to average net assets (6)	0.94%
Ratio of net investment loss to average net assets (6)	(0.76)%
Portfolio Turnover Rate (4)	0%

(1)	The Equinox IPM Systematic Macro Fund commenced operations on July 6, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

See accompanying notes to consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2015

1.	ORGANIZATION

The Equinox IPM Systematic Macro Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on July 6, 2015. The Fund currently offers Class I (Institutional) Shares that are offered at net asset value. The investment objective of the Fund is to achieve long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$79,995,280	$—	$—	$79,995,280
U.S. Treasury Bills	80,606,873	—	—	80,606,873
Total	$160,602,153	$—	$—	$160,602,153
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contract	$—	$1,946,591	$—	$1,946,591
Open Future Contracts *	1,686,494	—	—	1,686,494
Total	$1,686,494	$1,946,591	$—	$3,633,085

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Cumulative appreciation/depreciation on futures contracts is shown.

Consolidation of Subsidiaries – The Consolidated Financial Statements of the Fund include the accounts of Equinox IPM Systematic Macro Fund Limited, a Delaware Limited Liability Company, (“EPS-CDC”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled domestic corporation (“CDC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

The CDC utilizes a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global markets across three major asset classes: currencies, fixed income and stock indices to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in the EPS-CDC is as follows:

		CDC Net Assets at	% Of Total Net Assets
	Inception Date of CDC	December 31, 2015	at December 31, 2015
IPM-CDC	7/8/2015	$ 40,211,975	16.5%

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrealized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Trust are borne by that fund. Other expenses are allocated to each fund based on its net assets in relation to the total net assets of all the applicable funds in the Trust or another reasonable basis.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of December 31, 2015, the Fund had a net change in unrealized depreciation of $1,686,494 from futures contracts. For the period ended December 31, 2015, the Fund had net realized gains of $29,204 from futures contracts.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Fund maintains cash and investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Please refer to the Portfolio of Investments for additional detail on the money market holdings. The cash maintained as collateral is recorded as swap margin balance on the Consolidated Statement of Assets and Liabilities. As of December 31, 2015, the notional value of the swap was $84,215,000. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. As of December 31, 2015, the net change in unrealized depreciation on the swap contract was $1,946,591. For the period ended December 31, 2015, the net realized loss on the swap contract was $1,744,198.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

Liabilities
					Gross Amounts Not Offset in
					the Consolidated Statement of
					Assets & Liabilities

			Gross Amounts
			Offset in the	Net Amounts of Liabilities
	Gross Amounts		Consolidated	Presented in the		Cash
	of Recognized		Statement of Assets &	Consolidated Statement of	Financial	Collateral
Description	Liabilities		Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Futures Contracts	$3,512,041	(1)	$1,825,547	$1,686,494	$—	$1,686,494	(2)	$—
Swap Contracts	1,946,591	(1)	—	1,946,591	—	1,946,591	(2)	—
Total	$5,458,632		$1,825,547	$3,633,085	$—	$3,633,085		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Consolidated Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged of $85,538,794.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments in the Consolidated Statement of Assets and Liabilities as of December 31, 2015:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Liability Derivatives
Equity/Interest Rate/Currency Contracts	Investments in securities, at value
Unrealized depreciation on futures contracts
Unrealized depreciation on swap contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2015:

Derivatives Investment Fair Value

				Mixed: Currency,
				Equity and	Total as of
	Equity	Interest Rate	Currency	Interest Rate	December 31, 2015
Futures Contracts	$(358,122)	$(534,126)	$(794,246)	$—	$(1,686,494)
Swap Contracts	—	—	—	(1,946,591)	(1,946,591)
Total	$(358,122)	$(534,126)	$(794,246)	$(1,946,591)	$(3,633,085)

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended December 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/ Currency Contracts	Net realized gain (loss) on:
Futures contracts
Swap contracts
Net change in unrealized appreciation/(depreciation) on:
Futures contracts
Swap contracts

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended December 31, 2015:

Net Change in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

				Mixed: Currency,
				Equity and	Total as of
	Equity	Interest Rate	Currency	Interest Rate	December 31, 2015
Futures Contracts	$(358,122)	$(534,126)	$(794,246)	$—	$(1,686,494)
Swap Contracts	(1,946,591)	—	—	(1,946,591)	(3,893,182)
Total	$(2,304,713)	$(534,126)	$(794,246)	$(1,946,591)	$(5,579,676)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

				Mixed: Currency,
				Equity and	Total for the period ended
	Equity	Interest Rate	Currency	Interest Rate	December 31, 2015
Futures Contracts	$(9,158)	$638	$37,724	$—	$29,204
Swap Contracts	—	—	—	(1,744,198)	(1,744,198)
Total	$(9,158)	$638	$37,724	$(1,744,198)	$(1,714,994)

The notional value of the derivative instruments outstanding as of December 31, 2015 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”).

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.74% of the Fund’s average daily net assets. For the period ended December 31, 2015, the Fund incurred advisory fees of $767,080.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.89% per annum of the Fund’s average daily net assets for Class I shares. For the period ended December 31, 2015, the Advisor waived expenses in the amount of $536,061.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 1.89% of average daily net assets attributable to Class I shares, the Advisor shall be entitled to recoupment by the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed 1.89% of average daily net assets for Class I. If Fund operating expenses attributable to Class I shares subsequently exceed 1.89% per annum of the average daily net assets, the recoupment by the Advisor shall be suspended.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2015

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the period ended December 31, 2015, the Fund did not pay distribution related charges pursuant to the Plan.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment of disclosure in the financial statements.

Equinox IPM Systematic Macro Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2015

As a shareholder of the Equinox IPM Systematic Macro Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015* through December 31, 2015.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Fund’s	Beginning	Account	Paid	Account	Paid
Equinox IPM Systematic	Annualized	Account Value	Value	During	Value	During
Macro Fund	Expense Ratio	7-1-15	12-31-15	Period**	12-31-15	Period*
Class I	0.94%	$1,000.00	$989.00	$4.47	$1,010.21	$4.77

*	“Actual” expense information is for the period from July 6, 2015 (date of initial investment) to December 31, 2015. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 175/366 (to reflect the period from initial investment to December 31, 2015. Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/366 (to reflect the full half-year period).

Equinox IPM Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2015

Approval of Advisory Agreement and Trading Advisory Agreement

At in-person meetings held on March 13, 2015, May 13, 2015 and July 13, 2015, the Board of Trustees (the “Board” or “Trustees”) of Equinox Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), unanimously approved the following new agreements with respect to the IPM Systematic Macro Fund (the “Fund”), a series of the Trust, for initial two year terms, commencing with the approval of each Agreement by the initial shareholders of the Fund prior to the public offering of Fund shares:

●	an investment advisory agreement (the ” Advisory Agreement”) between Equinox Institutional Asset Management (“EIAM” or the “Adviser”) and the Trust, on behalf of the Fund and;

●	a trading advisory agreement (the “Trading Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”) between Equinox IPM Systematic Macro LLC, a limited liability company organized under the laws of the state of Delaware that is a wholly-owned and controlled subsidiary of the Fund (the “Trading Entity”), IPM Informed Portfolio Management AB (“IPM” or the “Trading Advisor”) and EIAM, as investment adviser to the Trading Entity pursuant to a separate investment advisory agreement between EIAM and the Trading Entity.

In determining whether to approve the Advisory Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding: (i) the services to be performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the Adviser’s management of the Fund, (iv) the capitalization and financial condition of the Adviser, (v) a comparison of the proposed advisory fee to be charged by the Adviser to the Fund and the expense ratio of the Fund to the advisory fees and expense ratios of comparable funds; (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, (x) the Adviser’s internal program for ensuring compliance with the Fund’s investment objective, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) the Adviser’s proxy voting policies, and (xii) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Fund. The Adviser also provided its Form ADV for the Trustees’ review and consideration. In addition, the Trustees also received and reviewed a copy of the proposed Advisory Agreement and a memorandum from legal counsel regarding the legal standard applicable to their review of the Advisory Agreement. Legal counsel to the Board reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the Trustees of an investment company. In addition, the Trustees were reminded that the SEC requires disclosure in shareholder reports to discuss, in reasonable detail, the material factors and the conclusions that formed the basis for a board’s approval of an investment advisory agreement. The Trustees determined that the information provided to the Trustees was sufficient to make their determination regarding whether to approve the Agreements.

Representatives of the Adviser attended the meetings in person and via teleconference and discussed the Adviser’s history, experience with managed futures funds, and the Fund’s investment strategy in connection with the proposed Advisory Agreement and answered questions from the Board.

The Trustees’ evaluation of the services to be provided by EIAM took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of EIAM’s investment management capabilities in selecting managed futures programs, allocating assets across various managed futures programs, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities. The Trustees considered EIAM’s personnel and the depth of EIAM’s personnel who possess the experience to provide investment management services to the IPM Fund. Based on the information provided by EIAM, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by EIAM are appropriate

Equinox IPM Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2015

and consistent with the terms of the proposed Advisory Agreement including the proposed advisory fee, (ii) the IPM Fund is likely to benefit from the provision of EIAM’s services under the proposed Advisory Agreement, and (iii) EIAM has sufficient personnel, with the appropriate education and experience, to serve the IPM Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

The Trustees reviewed the historical performance charts for the one-year, three-year and since inception periods ended January 31, 2015, as applicable, for six funds of commodity trading advisors (“CTAs”) (the “CTA Strategy Funds”) which are managed by the same portfolio management team as the Fund, including a comparison to the Barclays BTOP50 Index and three other investment companies employing a managed futures strategy that were identified by EIAM as comparable to the CTA Strategy Funds (“EIAM Peer Group”). Further, the Trustees considered that the proposed strategy for the IPM Fund was a new strategy, and therefore did not have historical performance.

The Trustees noted that EIAM had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the IPM Fund and any other ancillary benefit resulting from EIAM’s relationship with the IPM Fund. The Trustees considered the proposed investment advisory fee and other expenses that would be paid by the IPM Fund under the proposed Advisory Agreement as compared to those of representative comparable funds managed by EIAM and other investment advisers.

The Trustees noted that the proposed contractual investment advisory fee was higher than the other CTA Strategy Funds and was higher than the contractual fee provided for each of the funds in the EIAM Peer Group. The Trustees further noted that the proposed net expense ratio for the Fund was higher than the average net expense ratios of the funds in the EIAM Peer Group. The Trustees considered explanations from the Adviser that the higher proposed investment advisory fee for the Fund, in comparison to the other CTA Strategy Funds, took into account that the Fund is structured in order to avoid certain indirect costs applicable to the other funds of CTAs, including indirect management and/or performance-based fees associated with the CTA’s underlying managed futures program. The Trustees evaluated representations from the Adviser that the overall cost to the Fund for the investment advisory and futures trading services in the aggregate would approximate the overall cost to other CTA Strategy Funds managed by the Fund’s portfolio managers.

The Trustees concluded that the advisory fee and services to be provided by EIAM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the IPM Fund based on the information provided at the Meeting.

Trustees also considered (i) the costs of the services to be provided by the Adviser, (ii) the compensation and benefits to be received by the Adviser in providing services to the Fund, and (iii) its profitability. The Trustees noted that the level of profitability of the Adviser is an appropriate factor to consider in providing service to the Fund, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as healthy, ongoing concerns generally and as investment adviser of the Fund specifically. Based on the information provided, the Trustees concluded that the Adviser’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. In so concluding, the Trustees noted that the Adviser has contractually agreed to waive the fees it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Fund’s wholly-owned subsidiary. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund, the quality of services to be provided by the Adviser and the expense limitations and fee waivers agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. In doing so, the Board acknowledged that the proposed fee level already contemplated the benefit of future economies of scale and would provide immediate sharing of these benefits with Fund shareholders upon

Equinox IPM Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2015

commencement of operations. The Board determined that further economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate at this time to incorporate a mechanism for sharing the benefit of such future economies with Fund shareholders in the advisory fee structure at this time.

The Trustees considered the Trading Advisory Agreement and the services proposed to be provided by IPM to the Trading Entity. The Board received information about the Trading Entity, IPM and the Trading Advisory Agreement from EIAM and IPM. Such materials included, among other things, information about the organization and financial condition of IPM; information regarding the background and experience of relevant personnel who would be providing services to the Trading Entity; reports of the relative performance over various time periods of certain accounts managed by IPM using investment strategies similar to those it would use in managing the assets of the Trading Entity; information about fees charged by IPM to other clients; and information about IPM’s policies and procedures, including its compliance manual and brokerage and trading procedures.

In approving the Trading Advisory Agreement, the Board and the Independent Trustees considered a variety of factors. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

The Board reviewed performance information of an account managed by IPM (the “IPM Account”) using the same strategies to be utilized for the Trading Entity. The Trustees received information regarding the five largest monthly gains and the five largest monthly losses since inception of the IPM Account, including IPM’s explanation regarding such relative performance.

The Board also considered the overall quality of services proposed to be provided by the Trading Advisor to the Trading Entity. In doing so, the Board considered the specific responsibilities the Trading Advisor would have for management of the Trading Entity as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Trading Entity. The Board also considered the overall quality of the Trading Advisor’s organization and operations and its compliance structure. Based on its review, the Board and the Independent Trustees concluded that the Trading Advisor had sufficient quality and depth of personnel, resources and investment methods necessary to perform its duties to the Trading Entity under the proposed Trading Advisory Agreement. The Board and the Independent Trustees also concluded that, based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services expected to be provided by the Trading Advisor to the Trading Entity would be satisfactory. In addition, the Board considered its familiarity with the overall quality of the oversight services provided by EIAM’s portfolio management and compliance team in monitoring the activities of CTAs for other wholly-owned subsidiaries in which other series of the Trust invested, and the Board and Independent Trustees concluded that the nature, quality and extent of such services provided with respect to the Trading Advisor would be satisfactory.

The Board reviewed information regarding the fees to be charged by the Trading Advisor with respect to the Trading Entity, and observed that such fees were reasonable and consistent with the fees charged by the Trading Advisor to its other clients. The Board and the Independent Trustees concluded that the compensation payable to the Trading Advisor under the proposed Trading Advisory Agreement was fair and reasonable in light of the nature and quality of the services it was expected to provide to the new Trading Entity.

The Board also considered the potential benefits received by the Trading Advisor as a result of its relationship with the Trading Entity or, to the extent existent, the Fund (other than the fees paid to it), including research services that may be made available to it by broker-dealers or futures merchants providing execution services for the new Trading Entity it would manage, and the intangible benefits of its association with the Trading Entity or, to the extent existent, the Fund generally and any favorable publicity arising in connection with the Trading Entity’s or the Fund’s performance. The Trustees noted that the Trading Advisor’s fee included breakpoints but that the Trading Advisor’s fee was paid by EIAM and not the Fund so that any fee reduction would accrue to EIAM’s benefit.

Equinox IPM Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2015

In voting to approve the Agreements, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In addition, the Board acknowledged that the Fund was not a party to the Trading Advisory Agreement, that the Fund held non-voting interests in the Trading Entity, that the Board was approving the Trading Advisory Agreement only in connection with the Fund’s investment in the Trading Entity and that neither the Board or the Fund had authority to enter into, terminate or otherwise enforce the terms of the Trading Advisory Agreement. In arriving at its decision, the Trustees did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the approval of each Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreements, each for an initial two-year period, commencing with the approval of such Agreement by the Fund’s initial shareholders prior to the public offering of shares.

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, President

Date   3/4/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, President

Date    3/4/2016

By (Signature and Title)

 /s/ Vance J. Sanders

Vance J. Sanders, Treasurer

Date    3/4/2016